Derivative Financial Instruments (Fair Values Of Derivative Contracts) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Gross Fair Value of Assets	$ 36,073	$ 15,773	$ 166,106
Derivative assets, Gross amounts offset against assets in the Balance Sheet	(12,198)	(14,967)	(61,840)
Derivative Asset, Net Fair Value of Assets presented in the Balance Sheet	23,875	806	104,266
Gross Fair Value of Liabilities	12,198	40,656	61,840
Derivative liabilities, Gross amounts offset against liabilities in the Balance Sheet	(12,198)	(14,967)	(61,840)
Derivative Liability, Net Fair Value of Liabilities presented in the Balance Sheet		25,689
Derivative Assets Current [Member]
Derivatives, Fair Value [Line Items]
Gross Fair Value of Assets	19,405	3,296	86,000
Derivative assets, Gross amounts offset against assets in the Balance Sheet	(4,403)	(3,213)	(23,369)
Derivative Asset, Net Fair Value of Assets presented in the Balance Sheet	15,002	83	62,631
Derivative Asset Non-Current [Member]
Derivatives, Fair Value [Line Items]
Gross Fair Value of Assets	16,668	12,477	80,106
Derivative assets, Gross amounts offset against assets in the Balance Sheet	(7,795)	(11,754)	(38,471)
Derivative Asset, Net Fair Value of Assets presented in the Balance Sheet	8,873	723	41,635
Derivative Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Gross Fair Value of Liabilities	4,403	24,420	23,369
Derivative liabilities, Gross amounts offset against liabilities in the Balance Sheet	(4,403)	(3,213)	(23,369)
Derivative Liability, Net Fair Value of Liabilities presented in the Balance Sheet		21,207
Derivative Liabilities Non Current [Member]
Derivatives, Fair Value [Line Items]
Gross Fair Value of Liabilities	7,795	16,236	38,471
Derivative liabilities, Gross amounts offset against liabilities in the Balance Sheet	$ (7,795)	(11,754)	$ (38,471)
Derivative Liability, Net Fair Value of Liabilities presented in the Balance Sheet		$ 4,482